UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-07851

_Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)  (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/14

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report
and Shareholder Letter
November 30, 2014

Franklin Multi-Asset Real Return Fund

Formerly, Franklin Templeton Multi-Asset Real Return Fund

A SERIES OF FRANKLIN FUND ALLOCATOR SERIES

Formerly, Franklin Templeton Fund Allocator Series

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/13. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Franklin Multi-Asset
Real Return Fund	3
Performance Summary	7
Your Fund’s Expenses	9
Financial Highlights and
Statement of Investments	11
Financial Statements	17
Notes to Financial Statements	21
Shareholder Information	30

franklintempleton.com

Semiannual Report

Franklin Multi-Asset Real Return Fund

(formerly, Franklin Templeton Multi-Asset Real Return Fund)

This semiannual report for Franklin Multi-Asset Real Return Fund covers the period ended November 30, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks real return, which is total return that exceeds U.S. inflation over a full inflation cycle, typically five years. The Fund is structured as a limited “fund-of-funds,” meaning that it seeks to achieve its investment goal by investing its assets primarily in other mutual funds, predominantly other Franklin Templeton mutual funds (underlying funds). The Fund also invests a portion of its assets in inflation-indexed securities, predominantly Treasury Inflation-Protected Securities (TIPS).

Asset Allocation*

Based on Total Net Assets as of 11/30/14

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on their predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -3.88% cumulative total return for the six months under review. In comparison, the Fund’s primary benchmark, the Barclays U.S. 1-10 Year TIPS Index, which tracks performance of inflation-protected notes issued by the U.S. Treasury that have at least one year and less than 10 years to final maturity, had a -1.17% total return.1 The Fund’s secondary benchmark, the Consumer Price Index (CPI) for Urban Consumers (All Items) NSA (non-seasonally adjusted), a measure of the average change in prices of all goods and services purchased for consumption by urban householders, fell 0.74% for the same period.2 The Fund’s equity benchmark, the Standard & Poor’s® 500 Index (S&P 500®), a broad measure of U.S. stock performance, generated a total return of +8.58%, and its fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +1.92% total return.1 You can find other performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

The global economy grew moderately during the six months under review as many developed markets continued to recover and many emerging markets continued to expand. U.S. economic growth trends were generally encouraging during the period. Economic activity improved in the third quarter of 2014, resulting largely from increased consumer spending, business investments, federal defense spending and a narrower trade deficit. The U.S. Federal Reserve Board (Fed) ended its asset purchase program in October, after gradually reducing its

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics, bls.gov/cpi.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 15.

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FRANKLIN MULTI-ASSET REAL RETURN FUND

purchases during the six-month period, based on its view that underlying economic strength could support ongoing progress in labor market conditions. The Fed reaffirmed it would maintain its near-zero interest rate policy for a “considerable time” and stated its actions to normalize monetary policy remained dependent on economic performance.

Outside the U.S., the U.K. economy grew relatively well, supported by the services and manufacturing sectors. U.K. gross domestic product (GDP) continued to expand in the third quarter. In the eurozone, economic growth remained subdued as concerns persisted about the potential negative impacts to growth from the crisis in Ukraine and tension in the Middle East. In June, the European Central Bank (ECB) reduced its main interest rate and for the first time set a negative deposit rate; the ECB reduced both rates again in September. The ECB broadened its monetary easing stance by implementing an asset purchase program to prevent deflation and stimulate the economy.

In Japan, second- and third-quarter GDP contractions indicated the economy was in a recession. However, private consumption and exports improved in the third quarter. In October, the Bank of Japan expanded its stimulus measures amid weak domestic demand following a sales tax hike and as substantially lower crude oil prices exerted further downward pressure on inflation. In November, Prime Minister Shinzo Abe called an early parliamentary election and postponed a second sales tax increase scheduled for October 2015, as he sought to expand the mandate for his economic policies.

In several emerging markets, economic growth moderated in the third quarter. However, Brazil exited recession as government spending prior to presidential elections drove third-quarter GDP growth. Emerging market equities, as measured by the MSCI Emerging Markets Index, ended the six-month period relatively flat, amid headwinds such as soft domestic demand and weak exports in several countries, as well as concerns about the timing of U.S. interest rate increases and geopolitical tensions in certain regions. Many emerging market currencies depreciated against the U.S. dollar, leading central banks in several countries to raise interest rates in an effort to curb inflation and support their currencies. Several other central banks lowered interest rates to promote economic growth. After implementing monetary stimulus measures to support specific sectors, China’s central bank increased its efforts to bolster the economy by cutting its benchmark interest rates for the first time since July 2012.

As measured by the MSCI World Index, stocks in global developed markets advanced overall during the six-month period amid a generally accommodative monetary policy environment, continued strength in corporate earnings and signs of an economic recovery. Global government and corporate bonds performed well in local currency terms as interest rates in many developed market countries remained at historical lows. However, the U.S. dollar’s appreciation against most currencies led these bonds to post losses in U.S. dollar terms. Commodity prices overall ended lower for the period, as measured by the Bloomberg Commodity Index, driven by steep declines in crude oil prices resulting from weak global demand growth and strong world supply.3 Gold prices declined amid benign global inflation and a strong U.S. dollar.

Investment Strategy

Under normal market conditions, we allocate the Fund’s assets among the broad asset classes representing exposure to global equities, global fixed income and commodities markets by investing primarily in a combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities, and commodity-linked instruments. We will vary the underlying funds’ allocation percentages based on the current inflationary and economic environment and our tactical views. When selecting equity funds, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value). When selecting fixed income funds, we focus primarily on maximizing income. We invest in commodities funds, TIPS and other inflation-indexed securities, floating rate notes and inflation-sensitive equity funds in an effort to improve the portfolio’s inflation hedging properties.

With respect to the portion of the Fund’s portfolio invested in inflation-indexed securities, the investment manager has engaged Franklin Templeton Institutional, LLC, to manage the Fund’s assets invested in inflation-indexed securities, predominantly TIPS. Such securities are structured to provide protection against inflation. In periods shorter than a full inflation cycle, the Fund’s returns may be volatile compared with the CPI or lag behind inflation.

3. Prior to 7/1/14, the index was known as the Dow Jones-UBS Commodity Index.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN MULTI-ASSET REAL RETURN FUND

Top 10 Fund Holdings
11/30/14
% of Total
Net Assets
Franklin Pelagos Commodities Strategies Fund –
Class R6	13.1%
Templeton Global Total Return Fund – Class R6	9.9%
Franklin Strategic Income Fund – Class R6	6.9%
Franklin K2 Alternative Strategies Fund – Class R6	6.8%
U.S. Treasury Note, Index Linked	6.5%
Franklin Low Duration Total Return Fund – Class R6	4.5%
Franklin Global Real Estate Fund – Class R6	4.3%
Franklin Growth Fund – Class R6	3.9%
WisdomTree Japan Hedged Equity Fund, ETF	3.9%
Franklin U.S. Government Securities Fund – Class R6	3.9%

Manager’s Discussion

During the six months under review, near-term inflation risks remained subdued, with import prices, employment costs, producer prices and other indicators pointing toward tame inflation. We continued to monitor the threat of inflation driven by commodity prices and monetary policy, with the latter being a potentially longer term threat, in our opinion. The inflation data led us to construct a portfolio that favored global fixed income and core equity at period-end. We continued to be watchful of the potential global impact of the economic developments in Europe and the U.S. Fed’s decision to end its bond purchasing program, which kept us somewhat cautious during the period.

The Fund’s investment in Franklin Pelagos Commodities Strategy Fund – Class R6 was a significant detractor from absolute performance as commodity prices generally fell during the period. Domestic equity holdings with substantial sensitivity to commodity prices, such as Franklin Natural Resources Fund – Class R6 and Franklin Gold and Precious Metals Fund – Class R6, also weighed on performance. In contrast, core domestic equity holdings, such as Franklin Growth Fund – Class R6 and Franklin Growth Opportunities Fund –Class R6, added to returns. Within foreign equity, performance was mixed; top performers included Franklin India Growth Fund – Class R6 and WisdomTree Japan Hedged Equity Fund, ETF, while Templeton Frontier Markets Fund – Class R6 and Franklin International Small Cap Growth Fund – Class R6 detracted from performance. Domestic and foreign fixed income also had mixed results. Within domestic fixed income, Franklin High Income Fund – Class R6 was a detractor, while Franklin Total Return Fund – Class R6 and Franklin U.S. Government Securities Fund – Class R6 supported performance. Within foreign fixed income, Franklin Emerging Market Debt Opportunities Fund declined, while Templeton Global Total Return Fund – Class R6 posted a slight gain.

The Fund ended the period with 33.7% of total net assets in equity (13.9% domestic funds and 19.8% foreign funds), 45.2% in fixed income (22.3% domestic funds, 12.8% foreign funds and 10.1% inflation-indexed securities), 19.9% in alternative strategies (commodity and alternative equity funds), and 1.2% in short-term investments (cash) and other net assets. With respect to inflation positioning, the Fund’s portfolio ended the period with 24.4% of total net assets in core equity funds (having a relatively high correlation to the S&P 500), 32.8% in core fixed income funds (having a relatively high correlation to the Barclays U.S. Aggregate Index), 34.8% in inflation-sensitive strategies, 6.8% in alternative equity strategies, and 1.2% in cash and other net assets. Inflation-sensitive strategies consisted of 13.1% of total net assets in commodities, 9.3% in inflation-sensitive equity funds and 12.4% in inflation-sensitive fixed income securities, specifically 10.1% in direct inflation-indexed securities investments and 2.3% in floating rate loans.

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FRANKLIN MULTI-ASSET REAL RETURN FUND

Thank you for your participation in Franklin Multi-Asset Real Return Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

6 | Semiannual Report

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FRANKLIN MULTI-ASSET REAL RETURN FUND

Performance Summary as of November 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	11/30/14	5/31/14		Change
A (FTMAX)	$10.41	$10.83	-$	0.42
C (n/a)	$10.24	$10.69	-$	0.45
R (n/a)	$10.37	$10.79	-$	0.42
Advisor (n/a)	$10.43	$10.84	-$	0.41

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/Advisor Class: no sales charges.

					Value of		Average Annual
		Cumulative		Average Annual	$10,000		Total Return	Total Annual	Operating Expenses[6]
Share Class		Total Return[2]		Total Return[3]	Investment[4]		(12/31/14)[5]	(with waiver)	(without waiver)
A								1.41%	1.96%
6-Month		-3.88%		-9.40%	$9,060		-12.53%
1-Year		-0.96%		-6.64%	$9,336		-9.74%
Since Inception (12/19/11)	+	8.58%	+	0.79%	$10,233		-0.03%
C								2.15%	2.70%
6-Month		-4.21%		-5.17%	$9,483		-8.39%
1-Year		-1.74%		-2.71%	$9,729		-5.86%
Since Inception (12/19/11)	+	5.97%	+	1.98%	$10,597	+	1.14%
R								1.65%	2.20%
6-Month		-3.89%		-3.89%	$9,611		-7.19%
1-Year		-1.07%		-1.07%	$9,893		-4.29%
Since Inception (12/19/11)	+	7.72%	+	2.55%	$10,772	+	1.68%
Advisor								1.15%	1.70%
6-Month		-3.78%		-3.78%	$9,622		-6.97%
1-Year		-0.75%		-0.75%	$9,925		-3.90%
Since Inception (12/19/11)	+	9.09%	+	2.99%	$10,909	+	2.14%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN MULTI-ASSET REAL RETURN FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Because the Fund has a significant investment in Treasury Inflation-Protected Securities (TIPS), it is highly influenced by the TIPS market and the monthly inflation adjustments on these securities. Commodity-linked investments can have heightened risks, including price volatility and less liquidity, and their value may be affected by the performance of broader commodities baskets and markets, as well as supply and demand, weather, tax and other regulatory policies. Because the Fund allocates assets to a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks and others are described more fully in the Fund’s prospectus. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C: Class R: Advisor Class:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus.   These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 9/30/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN MULTI-ASSET REAL RETURN FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN MULTI-ASSET REAL RETURN FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 6/1/14	Value 11/30/14	6/1/14–11/30/14	6/1/14–11/30/14
A
Actual	$1,000	$961.20	$3.74	$7.37
Hypothetical (5% return before expenses)	$1,000	$1,021.26	$3.85	$7.59
C
Actual	$1,000	$957.90	$7.12	$10.75
Hypothetical (5% return before expenses)	$1,000	$1,017.80	$7.33	$11.06
R
Actual	$1,000	$961.10	$4.67	$8.31
Hypothetical (5% return before expenses)	$1,000	$1,020.31	$4.81	$8.54
Advisor
Actual	$1,000	$962.20	$2.21	$5.85
Hypothetical (5% return before expenses)	$1,000	$1,022.81	$2.28	$6.02

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.76%; C: 1.45%; R: 0.95%; and Advisor: 0.45%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.50%; C: 2.19%; R: 1.69%; and Advisor: 1.19%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

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	FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Multi-Asset Real Return Fund
	Six Months Ended
	November 30, 2014		Year Ended May 31,
	(unaudited)	2014	2013	2012 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.83	$10.39	$9.94	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.04	0.14	0.16	0.07
Net realized and unrealized gains (losses)	(0.46)	0.47	0.53	(0.11)
Total from investment operations	(0.42)	0.61	0.69	(0.04)
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	—	(0.15)	(0.24)	(0.02)
Net realized gains	—	(0.02)	(—)[e]	—
Total distributions	—	(0.17)	(0.24)	(0.02)
Net asset value, end of period	$10.41	$10.83	$10.39	$9.94

Total return[f]	(3.88)%	5.82%	7.03%	(0.35)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.23%	1.26%	2.71%	5.85%
Expenses net of waiver and payments by affiliates[h]	0.76%	0.71%	0.59%	0.49%
Net investment income[d]	0.76%	1.32%	1.54%	1.53%

Supplemental data
Net assets, end of period (000’s)	$12,554	$13,962	$10,241	$5,382
Portfolio turnover rate	26.19%	39.70%	46.45%	27.24%

aFor the period December 19, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.74% for the period ended November 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Multi-Asset Real Return Fund (continued)
	Six Months Ended
	November 30, 2014		Year Ended May 31,
	(unaudited)	2014	2013	2012 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.69	$10.29	$9.90	$10.00
Income from investment operations[b]:
Net investment income[c,d]	—[e]	0.06	0.06	0.04
Net realized and unrealized gains (losses)	(0.45)	0.46	0.54	(0.12)
Total from investment operations	(0.45)	0.52	0.60	(0.08)
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	—	(0.10)	(0.21)	(0.02)
Net realized gains	—	(0.02)	(—)[e]	—
Total distributions	—	(0.12)	(0.21)	(0.02)
Net asset value, end of period	$10.24	$10.69	$10.29	$9.90

Total return[f]	(4.21)%	5.07%	6.08%	(0.75)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.92%	2.00%	3.57%	6.81%
Expenses net of waiver and payments by affiliates[h]	1.45%	1.45%	1.45%	1.45%
Net investment income[d]	0.07%	0.58%	0.68%	0.57%

Supplemental data
Net assets, end of period (000’s)	$5,542	$5,830	$3,568	$579
Portfolio turnover rate	26.19%	39.70%	46.45%	27.24%

aFor the period December 19, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.74% for the period ended November 30, 2014.

12 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL HIGHLIGHTS

Franklin Multi-Asset Real Return Fund (continued)
	Six Months Ended
	November 30, 2014		Year Ended May 31,
	(unaudited)	2014	2013	2012 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.79	$10.36	$9.92	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.03	0.14	0.10	0.05
Net realized and unrealized gains (losses)	(0.45)	0.45	0.55	(0.11)
Total from investment operations	(0.42)	0.59	0.65	(0.06)
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	—	(0.14)	(0.21)	(0.02)
Net realized gains	—	(0.02)	(—)[e]	—
Total distributions	—	(0.16)	(0.21)	(0.02)
Net asset value, end of period	$10.37	$10.79	$10.36	$9.92

Total return[f]	(3.89)%	5.72%	6.61%	(0.55)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.42%	1.50%	3.07%	6.31%
Expenses net of waiver and payments by affiliates[h]	0.95%	0.95%	0.95%	0.95%
Net investment income[d]	0.57%	1.08%	1.18%	1.07%

Supplemental data
Net assets, end of period (000’s)	$22	$23	$68	$10
Portfolio turnover rate	26.19%	39.70%	46.45%	27.24%

aFor the period December 19, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.74% for the period ended November 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Multi-Asset Real Return Fund (continued)
	Six Months Ended
	November 30, 2014		Year Ended May 31,
	(unaudited)	2014	2013	2012 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.84	$10.40	$9.94	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.06	0.16	0.18	0.07
Net realized and unrealized gains (losses)	(0.47)	0.47	0.53	(0.11)
Total from investment operations	(0.41)	0.63	0.71	(0.04)
Less distributions from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds	—	(0.17)	(0.25)	(0.02)
Net realized gains	—	(0.02)	(—)[e]	—
Total distributions	—	(0.19)	(0.25)	(0.02)
Net asset value, end of period	$10.43	$10.84	$10.40	$9.94

Total return[f]	(3.78)%	6.13%	7.21%	(0.35)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.92%	1.00%	2.57%	5.81%
Expenses net of waiver and payments by affiliates[h]	0.45%	0.45%	0.45%	0.45%
Net investment income[d]	1.07%	1.58%	1.68%	1.57%

Supplemental data
Net assets, end of period (000’s)	$2,505	$2,485	$2,948	$1,627
Portfolio turnover rate	26.19%	39.70%	46.45%	27.24%

aFor the period December 19, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.74% for the period ended November 30, 2014.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2014 (unaudited)

Franklin Multi-Asset Real Return Fund
	Shares/
	Units	Value
Investments in Underlying Funds and Exchange Traded Funds 88.7%
Alternative Strategies 19.9%
[a]Franklin K2 Alternative Strategies Fund, Class R6	127,994	$1,402,815
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	336,711	2,707,155
		4,109,970
Domestic Equity 13.9%
[a]Franklin Focused Core Equity Fund, Class R6	38,336	572,360
[a,b]Franklin Gold and Precious Metals Fund, Class R6	9,770	149,876
[a]Franklin Growth Fund, Class R6	10,731	811,597
[a,b]Franklin Growth Opportunities Fund, Class R6	4,714	160,714
[a]Franklin Mutual Shares Fund, Class R6	4,927	150,584
[a]Franklin Natural Resources Fund, Class R6	17,225	554,120
[a,b]Franklin Small Cap Growth Fund, Class R6	7,017	138,376
[a]Franklin Utilities Fund, Class R6	18,224	327,298
		2,864,925
Domestic Fixed Income 22.3%
[a]Franklin Floating Rate Daily Access Fund, Class R6	51,518	466,234
[a]Franklin High Income Fund, Class R6	213,445	437,562
[a]Franklin Low Duration Total Return Fund, Class R6	92,395	936,888
[a]Franklin Strategic Income Fund, Class R6	136,963	1,420,302
[a]Franklin Total Return Fund, Class R6	52,799	540,666
[a]Franklin U.S. Government Securities Fund, Class R6	122,399	800,491
		4,602,143
Foreign Equity 19.8%
[a]Franklin Global Real Estate Fund, Class R6	98,680	882,197
[a,b]Franklin India Growth Fund, Class R6	19,365	253,098
[a]Franklin International Small Cap Growth Fund, Class R6	25,968	524,548
[a]Templeton China World Fund, Class R6	9,449	341,197
[a]Templeton Foreign Fund, Class R6	54,473	417,261
[a]Templeton Frontier Markets Fund, Class R6	34,865	581,192
WisdomTree Europe Hedged Equity Fund (Euro Community)	4,500	268,065
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	14,500	803,300
		4,070,858
Foreign Fixed Income 12.8%
[a]Franklin Emerging Market Debt Opportunities Fund	48,630	584,043
[a]Templeton Global Total Return Fund, Class R6	153,341	2,051,699
		2,635,742
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $18,345,310)		18,283,638

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Semiannual Report | 15

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Multi-Asset Real Return Fund (continued)
	Principal
	Amount*	Value
Foreign Government and Agency Securities (Cost $94,758) 0.4%
[c]Mexican Udibonos, Index Linked, 5.00%, 6/16/16	11,515d MXN	$89,092
U.S. Government and Agency Securities 9.7%
[c]U.S. Treasury Bond, Index Linked,
0.125%, 4/15/17	252,560	255,934
0.375%, 7/15/23	178,991	179,858
2.125%, 2/15/41	108,692	140,815
0.75%, 2/15/42	52,670	50,657
U.S. Treasury Note,
[e]FRN, 0.075%, 1/31/16	50,000	49,996
[c]Index Linked, 1.625%, 1/15/15	155,820	155,382
[c]Index Linked, 0.125%, 4/15/16	308,409	310,674
[c]Index Linked, 2.50%, 7/15/16	117,862	124,336
[c]Index Linked, 2.375%, 1/15/17	147,538	156,943
[c]Index Linked, 0.125%, 4/15/18	247,127	249,811
[c]Index Linked, 1.125%, 1/15/21	108,810	115,228
[c]Index Linked, 0.625%, 7/15/21	211,218	217,950
Total U.S. Government and Agency Securities (Cost $2,034,087)		2,007,584
Total Investments before Short Term Investments (Cost $20,474,155)		20,380,314
	Shares
Short Term Investments (Cost $257,646) 1.3%
Money Market Funds 1.3%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	257,646	257,646
Total Investments (Cost $20,731,801) 100.1%		20,637,960
Other Assets, less Liabilities (0.1)%		(15,545)
Net Assets 100.0%		$20,622,415

See Abbreviations on page 29.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.
cPrincipal amount of security is adjusted for inflation. See Note 1(d).
dPrincipal amount is stated in 100 Unidad de Inversion Units.
eThe coupon rate shown represents the rate at period end.

16 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statement of Assets and Liabilities
November 30, 2014 (unaudited)

Franklin Multi-Asset Real Return Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,128,845
Cost - Underlying Funds (Note 3f)	17,620,305
Cost - Exchange traded funds	982,651
Total cost of investments	$20,731,801
Value - Unaffiliated issuers	$2,096,676
Value - Underlying Funds (Note 3f)	17,469,919
Value - Exchange traded funds	1,071,365
Total value of investments	20,637,960
Receivables:
Capital shares sold	4,844
Interest	7,397
Affiliates	2,248
Other assets	4,474
Total assets	20,656,923
Liabilities:
Payables:
Capital shares redeemed	5,000
Distribution fees	7,772
Transfer agent fees	1,464
Reports to shareholders	5,599
Professional fees	13,823
Accrued expenses and other liabilities	850
Total liabilities	34,508
Net assets, at value	$20,622,415
Net assets consist of:
Paid-in capital	$20,418,024
Undistributed net investment income	88,847
Net unrealized appreciation (depreciation)	(93,912)
Accumulated net realized gain (loss)	209,456
Net assets, at value	$20,622,415

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
November 30, 2014 (unaudited)

Class A:
Net assets, at value	$12,553,890
Shares outstanding	1,206,367
Net asset value per share[a]	$10.41
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.05
Class C:
Net assets, at value	$5,541,548
Shares outstanding	540,926
Net asset value and maximum offering price per share[a]	$10.24
Class R:
Net assets, at value	$22,404
Shares outstanding	2,161
Net asset value and maximum offering price per share	$10.37
Advisor Class:
Net assets, at value	$2,504,573
Shares outstanding	240,024
Net asset value and maximum offering price per share	$10.43

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
18 | Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended November 30, 2014 (unaudited)

Franklin Multi-Asset Real Return Fund

Investment income:
Dividends:
Underlying Funds (Note 3f)	$148,665
Exchange traded funds	10,556
Interest and inflation principal adjustment	10,294
Total investment income	169,515
Expenses:
Management fees (Note 3a)	38,808
Distribution fees: (Note 3c)
Class A	23,525
Class C	29,349
Class R	57
Transfer agent fees: (Note 3e)
Class A	5,895
Class C	2,515
Class R	10
Advisor Class	1,079
Custodian fees (Note 4)	41
Reports to shareholders	9,701
Registration and filing fees	27,318
Professional fees	11,535
Other	4,060
Total expenses	153,893
Expenses waived/paid by affiliates (Notes 3f and 3g)	(51,056)
Net expenses	102,837
Net investment income	66,678
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of Investments:
Underlying Funds (Note 3f)	87,139
Exchange traded funds	25,831
Unaffiliated issuers	(15)
Foreign currency transactions	17
Realized gain distributions from Underlying Funds (Note 3f)	6,046
Net realized gain (loss)	119,018
Net change in unrealized appreciation (depreciation) on:
Investments	(1,072,828)
Translation of other assets and liabilities denominated in foreign currencies	(116)
Net change in unrealized appreciation (depreciation)	(1,072,944)
Net realized and unrealized gain (loss)	(953,926)
Net increase (decrease) in net assets resulting from operations	$(887,248)

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Multi-Asset Real Return Fund
	Six Months Ended
	November 30, 2014	Year Ended
	(unaudited)	May 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$66,678	$227,603
Net realized gain (loss) from sale of investments, foreign currency transactions and realized
gain distributions by Underlying Funds and exchange traded funds	119,018	178,699
Net change in unrealized appreciation (depreciation) on investments and translation of other
assets and liabilities denominated in foreign currencies	(1,072,944)	734,157
Net increase (decrease) in net assets resulting from operations	(887,248)	1,140,459
Distributions to shareholders from:
Net investment income and short term gains received from Underlying Funds and exchange traded funds:
Class A	—	(172,889)
Class C	—	(50,739)
Class R	—	(1,167)
Advisor Class	—	(35,219)
Net realized gains:
Class A	—	(24,901)
Class C	—	(11,040)
Class R	—	(182)
Advisor Class	—	(4,405)
Total distributions to shareholders	—	(300,542)
Capital share transactions: (Note 2)
Class A	(872,293)	3,199,877
Class C	(33,893)	2,051,442
Class R	—	(46,621)
Advisor Class	115,734	(569,406)
Total capital share transactions	(790,452)	4,635,292
Net increase (decrease) in net assets	(1,677,700)	5,475,209
Net assets:
Beginning of period	22,300,115	16,824,906
End of period	$20,622,415	$22,300,115
Undistributed net investment income included in net assets:
End of period	$88,847	$22,169

20 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

Franklin Multi-Asset Real Return Fund

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of fourteen separate funds. Franklin Multi-Asset Real Return Fund (Fund) is included in this report and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Fund invests primarily in Franklin Templeton mutual funds (Underlying Funds). The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

Effective June 30, 2014, the Franklin Templeton Fund Allocator Series and Franklin Templeton Multi-Asset Real Return Fund were renamed Franklin Fund Allocator Series and Franklin Multi-Asset Real Return Fund, respectively.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Investments in the Underlying Funds are valued at their closing NAV each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods

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Semiannual Report | 21

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Multi-Asset Real Return Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

22 | Semiannual Report

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Multi-Asset Real Return Fund (continued)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Fund indirectly bears its proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Fund may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Fund will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments on the Statement of Operations.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2014		May 31, 2014
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	175,935	$1,891,377	480,346	$5,073,475
Shares issued in reinvestment of distributions	—	—	18,545	196,759
Shares redeemed	(259,367)	(2,763,670)	(194,671)	(2,070,357)
Net increase (decrease)	(83,432)	$(872,293)	304,220	$3,199,877
Class C Shares:
Shares sold	48,073	$504,511	252,062	$2,607,526
Shares issued in reinvestment of distributions	—	—	5,761	60,550
Shares redeemed	(52,399)	(538,404)	(59,237)	(616,634)
Net increase (decrease)	(4,326)	$(33,893)	198,586	$2,051,442

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Multi-Asset Real Return Fund (continued)

2. Shares of Beneficial Interest (continued)
	Six Months Ended		Year Ended
	November 30, 2014[a]		May 31, 2014
	Shares	Amount	Shares	Amount

Class R Shares:
Shares sold			2,429	$25,763
Shares issued in reinvestment of distributions			127	1,349
Shares redeemed			(6,976)	(73,733)
Net increase (decrease)			(4,420)	$(46,621)
Advisor Class Shares:
Shares sold	15,016	$162,593	40,294	$425,113
Shares issued in reinvestment of distributions	—	—	2,033	21,565
Shares redeemed	(4,319)	(46,859)	(96,498)	(1,016,084)
Net increase (decrease)	10,697	$115,734	(54,171)	$(569,406)
[a]During the period, Class R did not report any share transactions.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.35% per year of the average daily net assets of the Fund.

Under a subadvisory agreement, FT Institutional, an affiliate of Advisers, provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Multi-Asset Real Return Fund (continued)

the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$4,289
CDSC retained	$4,585

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended November 30, 2014, the Fund paid transfer agent fees of $9,499, of which $5,971 was retained by Investor Services.

f. Investments in Underlying Funds

The Fund invests primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers. The Fund does not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted on the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to June 1, 2013, the waiver was accounted for as a reduction to management fees.

Investments in Underlying Funds for the period ended November 30, 2014, were as follows:

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin Adjustable U.S. Government
Securities Fund, Class R6	38,184	102	(38,286)	— $	—[a]	$892	$(4,341)	—
Franklin Emerging Market Debt
Opportunities Fund[b]	39,200	21,841	(12,411)	48,630	584,043	—	(3,760)	0.09%
Franklin Floating Rate Daily Access
Fund, Class R6	72,167	1,114	(21,763)	51,518	466,234	10,148	724	0.01%
Franklin Focused Core Equity Fund,
Class R6	—	38,336	—	38,336	572,360	—	—	0.49%

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Multi-Asset Real Return Fund (continued)

3. Transactions with Affiliates (continued)
								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin Global Real Estate Fund,
Class R6	86,785	36,313	(24,418)	98,680	$882,197	$2,906	$6,112	0.52%
Franklin Gold and Precious Metals
Fund, Class R6	—	9,770	—	9,770	149,876	—	—	0.02%
Franklin Growth Fund, Class R6	5,823	4,908	—	10,731	811,597	—	—	0.01%
Franklin Growth Opportunities Fund,
Class R6	9,665	—	(4,951)	4,714	160,714	—	16,983	0.01%
Franklin High Income Fund,
Class R6	579,120	56,859	(422,534)	213,445	437,562	21,973	955	0.01%
Franklin India Growth Fund,
Class R6	—	19,365	—	19,365	253,098	—	—	0.20%
Franklin International Small Cap
Growth Fund, Class R6	52,191	—	(26,223)	25,968	524,548	—	78,249	0.03%
Franklin K2 Alternative Strategies Fund,
Class R6	114,014	13,980	—	127,994	1,402,815	—	—	0.34%
Franklin Low Duration Total Return
Fund, Class R6	89,153	20,458	(17,216)	92,395	936,888	7,831	(1,795)	0.04%
Franklin MicroCap Value Fund,
Class R6	12,489	—	(12,489)	—	—[a]	—	56,298	—
Franklin Mutual Shares Fund,
Class R6[c]	8,143	55	(3,271)	4,927	150,584	1,695	26,123	0.00%[d]
Franklin Natural Resources Fund,
Class R6	21,914	1,123	(5,812)	17,225	554,120	—	(48,060)	0.08%
Franklin Pelagos Commodities Strategy
Fund, Class R6	350,073	10,363	(23,725)	336,711	2,707,155	—	(47,514)	4.43%
Franklin Small Cap Growth Fund,
Class R6	14,623	—	(7,606)	7,017	138,376	—	11,207	0.01%
Franklin Strategic Income Fund,
Class R6	149,291	16,012	(28,340)	136,963	1,420,302	40,509	(5,737)	0.02%
Franklin Total Return Fund,
Class R6	—	52,799	—	52,799	540,666	4,285	—	0.01%
Franklin U.S. Government
Securities Fund, Class R6	66,748	55,651	—	122,399	800,491	13,309	—	0.01%
Franklin Utilities Fund, Class R6	24,707	320	(6,803)	18,224	327,298	5,388	225	0.01%
Institutional Fiduciary Trust Money
Market Portfolio	697,824	3,296,391	(3,736,569)	257,646	257,646	—	—	0.00%[d]
Templeton China World Fund,
Class R6	—	9,449	—	9,449	341,197	—	—	0.05%
Templeton Developing Markets Trust,
Class R6	8,989	8,683	(17,672)	—	—[a]	211	(17,274)[e]	—
Templeton Foreign Fund, Class R6	79,788	19,017	(44,332)	54,473	417,261	—	(18,485)	0.01%

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Multi-Asset Real Return Fund (continued)

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Templeton Frontier Markets Fund,
Class R6	54,373	6,535	(26,043)	34,865	$581,192	$—	$43,275	0.05%
Templeton Global Total Return Fund,
Class R6	117,258	36,083	—	153,341	2,051,699	39,518	—	0.02%
Total					$17,469,919	$148,665	$93,185

aAs of November 30, 2014, no longer held by the fund.
bEffective June 30, 2014, Franklin Templeton Emerging Market Debt Opportunities Fund was renamed Franklin Emerging Market Debt Opportunities Fund.
cEffective June 30, 2014, Mutual Shares Fund was renamed Franklin Mutual Shares Fund.
dRounds to less than 0.01%.
eIncludes realized gain distributions received.

g. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.45%, based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2015.

h. Other Affiliated Transactions

At November 30, 2014, Advisers owned 21.41% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2014, there were no credits earned.

5. Income Taxes

At November 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$20,834,095

Unrealized appreciation	$702,376
Unrealized depreciation	(898,511)
Net unrealized appreciation (depreciation)	$(196,135)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, short term capital gains distributions from Underlying Funds and ETFs and wash sales.

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Multi-Asset Real Return Fund (continued)

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2014, aggregated $5,600,143 and $5,822,575, respectively.

7. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended November 30, 2014, the Fund did not use the Global Credit Facility.

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Investments in Underlying Funds and Exchange Traded Funds[a]	$18,283,638	$—	$—	$18,283,638
Foreign Government and Agency Securities	—	89,092	—	89,092
U.S. Government and Agency Securities	—	2,007,584	—	2,007,584
Short Term Investments	257,646	—	—	257,646
Total Investments in Securities	$18,541,284	$2,096,676	$—	$20,637,960
[a]For detailed Underlying Fund and ETF categories, see the accompanying Statement of Investments.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Multi-Asset Real Return Fund (continued)

9. New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Currency	Selected Portfolio
MXN Mexican Peso	ETF	Exchange Traded Fund
	FRN	Floating Rate Note

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FRANKLIN FUND ALLOCATOR SERIES FRANKLIN MULTI-ASSET REAL RETURN FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.      N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)   Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  January 27, 2015

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  January 27, 2015